NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Tranlation Adjustments (Details)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Year -end GBP£:US$ exchange rate	1.3139	1.3527	1.3624
Annual average GBP£:US$ exchange rate	1.3412	1.3767	1.2851